WARRANT LIABILITY (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrant liability
Share price	$ 10.20
Warrant
Warrant liability
Warrants issued	12,085,275	12,085,275
Placement Warrants
Warrant liability
Warrants issued	585,275	585,275
Public Warrants
Warrant liability
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public Warrants expiration term	5 years	5 years
Maximum threshold period for registration statement to become effective after business combination	20 days	20 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Share price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceed	60.00%	60.00%
Trading days determining volume weighted average price	20 days	20 days
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Warrants issued	11,500,000	11,500,000
Public Warrants | Class A Common Stock
Warrant liability
Share price	$ 9.20	$ 9.20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrant liability
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Warrant liability
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Adjustment of exercise price of warrants based on market value (as a percent)	180.00%	180.00%